Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives Associated With Legacy Mortgage Servicing Activities

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions (a)(b)	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$140,619	N/A	$(27,474)
Other Retained Interests (b)(d)	N/A	$26,106	N/A	$2,568

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2010:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,243,000	$5,801	$9,090	$32,158
Interest Rate Swaps and Swaptions (a)(b)	$5,678,000	$36,693	$18,234	$74,804
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$203,412	N/A	$(18,913)
Other Retained Interests (b)(d)	N/A	$35,436	N/A	$5,806

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

Derivatives Associated With Capital Markets Trading Activities

(Dollars in thousands)	2011
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

(Dollars in thousands)	2010
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,666,711	$67,729	$4,400
Offsetting Upstream Interest Rate Contracts	1,666,711	4,400	67,729
Forwards and Futures Purchased	1,609,665	2,598	4,130
Forwards and Futures Sold	1,856,839	4,753	5,380

Derivatives Associated With Interest Rate Risk Management Activities

(Dollars in thousands)	2011
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	N/A		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320	)(d)

(Dollars in thousands)	2010
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,051,220	$71,289	$535		$5,812
Offsetting Upstream Interest Rate Contracts (a)	$1,051,220	$535	$74,889		$(5,913)

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$109,863	N/A		$20,241
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(20,241	)(d)

(a)	Gains/losses included in the Other expense section of the Consolidated Statements of Income.

(b)	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.

(c)	Represents par value of term borrowings being hedged.

(d)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans

(Dollars in thousands)	2011
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361	)(c)

(Dollars in thousands)	2010
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$211,583	N/A		$17,198	$2,023
Hedged Items:
Trust Preferred Loans (a)	N/A	$211,583	(b)	N/A	$(1,999	)(c)

(a)	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.

(b)	Represents principal balance being hedged.

(c)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.